Net Income (Loss) Per Share - Schedule of Outstanding Common Shares Issuable Excluded from Diluted Net Income (Loss) Per Common Share (Details) - shares shares in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
SEAC Sponsor Options
Anti-dilutive shares issuable [Line Items]
Anti-dilutive shares issuable (in shares)	2.2	0.0	2.2	0.0